EMPLOYEE BENEFIT PLANS (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Defined benefit plan
Roll-forward of actuarial liability
Opening balance	R$ 691,424	R$ 675,158	R$ 675,158
Interest on actuarial liabilities	34,615		59,258
Actuarial loss (gain)			12,231
Exchange rate variations			(577)
Amount arising from the acquisition of MMC Brasil	1,457
Benefits paid	(25,563)		(54,646)
Closing balance	701,933		R$ 691,424
Suzano Prev
EMPLOYEE BENEFIT PLANS
Employer contributions	R$ 8,650	R$ 7,308